Pension and Postretirement Benefits	6 Months Ended
Jun. 30, 2013
Pension and Postretirement Benefits [Abstract]
Pension and Postretirement Benefits
(10) Pension and Postretirement Benefits
The Company maintains a pension plan and several postretirement medical and life insurance plans which cover certain employees. The Company uses the accrued benefit actuarial method and best estimate assumptions to determine pension costs, liabilities and other pension information for defined benefit plans.

The following provides information on the pension plan and postretirement medical and life insurance plans for the three and six months ended June 30, 2013 and July 1, 2012.

	Three Months Ended June 30, 2013		Three Months Ended July 1, 2012		Six Months Ended June 30, 2013		Six Months Ended July 1, 2012
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
Components of net periodic benefit costs:
Service cost	$75	$10	$50	$9	$150	$20	$100	$19
Interest cost	271	57	296	68	542	115	592	136
Expected return on plan assets	(340)	—	(310)	—	(680)	—	(620)	—
Amortization of prior service cost	—	(114)	—	(114)	—	(228)	—	(228)
Amortization of unrecognized loss	131	—	92	—	262	—	184	—

Total	$137	$(47)	$128	$(37)	$274	$(93)	$256	$(73)

During the three and six months ended June 30, 2013 and July 1, 2012, the Company recognized a total of $90, $91, $181 and $183 in pension and postretirement benefit expense, respectively.
The following assumptions were used in connection with the Company's actuarial valuation of its defined benefit pension and postretirement plans:

	Pension	Postretirement
Weighted average discount rate	4.10%	3.62%
Rate of increase in future compensation levels	—	—
Expected return on assets	7.5%	—
Current year trend	—	7.7%
Ultimate year trend	—	4.8%
Year of ultimate trend	—	2022